FIDELITY

(REGISTERED TRADEMARK)


CASH RESERVES

ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS
                              AND ONE YEAR.

INVESTMENTS              9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS     21   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    25   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    27   THE AUDITORS' OPINION.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

FIDELITY CASH RESERVES                         5.30%    25.02%   73.75%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE         5.07%    23.67%   70.30%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 849 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

FIDELITY CASH RESERVES                         5.30%    4.57%    5.68%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE         5.07%    4.34%    5.46%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                         12/2/97   9/2/97   6/3/97    2/25/97   12/03/96



FIDELITY CASH RESERVES   5.31%     5.29%    5.25%     5.04%     5.00%



ALL TAXABLE MONEY        5.09%     5.04%    5.02%     4.80%     4.88%
MARKET FUNDS AVERAGE



                         12/3/97   9/3/97   5/28/97   2/26/97   12/4/96



MMDA                     2.62%     2.67%    2.66%     2.63%     2.63%


Row: 1, Col: 1, Value: 5.31
Row: 1, Col: 2, Value: 5.09
Row: 1, Col: 3, Value: 2.62
Row: 2, Col: 1, Value: 5.29
Row: 2, Col: 2, Value: 5.04
Row: 2, Col: 3, Value: 2.67
Row: 3, Col: 1, Value: 5.25
Row: 3, Col: 2, Value: 5.0
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 5.04
Row: 4, Col: 2, Value: 4.8
Row: 4, Col: 3, Value: 2.63
Row: 5, Col: 1, Value: 5.0
Row: 5, Col: 2, Value: 4.88
Row: 5, Col: 3, Value: 2.63
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Cash
Reserves
All Taxable
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned by
the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and internal
criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John Todd, Portfolio Manager of Fidelity Cash
Reserves
Q. JOHN, WHAT HAS THE INVESTMENT ENVIRONMENT BEEN LIKE OVER THE PAST
YEAR?
A. The central theme was robust economic growth with no noticeable threats posed by inflation. At the end of March, the Federal Reserve Board raised the rate banks charge each other for overnight loans - known as the fed funds rate - by 0.25 percentage points to 5.50%. The Fed was attempting to slow the momentum in the economy that it feared might translate into a build-up of inflationary pressures. Since then, real economic growth - as measured by real gross domestic product, or GDP, adjusted for inflation - has slowed from a 4.9% annual rate in the first quarter of 1997 to 3.3% and 3.1% in the second and third quarters, respectively. While a growth rate this strong is believed to be above the economy's capacity to expand without generating inflation, pressure from political and business leaders has kept the Fed on the sidelines. The Fed appears to be waiting to see actual signs of inflation before raising rates again, instead of taking pre-emptive steps to slow growth to head off inflation before it emerges.
Q. DID ANY INDICATIONS OF IMMINENT INFLATION EMERGE?
A. Not really. In fact, the GDP deflator, which is the broadest measure of inflation in the economy, showed that inflation in the third quarter of 1997 increased at its lowest quarterly rate since 1967. However, job and income growth remained strong, and consumer confidence was at or near record highs. One of the main drivers of economic growth was personal consumption, which was very strong in the first quarter, backed off in the second quarter and surged again in the third quarter. If this pattern holds, consumption should slow somewhat in the fourth quarter. In fact, personal savings rates hit an all-time low in September, suggesting that consumers may slow down their spending and, hence, dampen overall economic growth. The recent financial market difficulties in Southeast Asia also could affect the U.S. economy because U.S. companies usually export a fair amount to the region. In addition, concerns about the financial condition of Japanese banks arose, especially after the closing of one of the country's largest securities firms at the end of the period. We also were beginning to see upward pressure on global overnight rates - rates at which banks lend money to each other - caused by a seasonal, year-end demand for cash. In fact, at the very end of the period the uncertainty surrounding the Japanese financial institutions was reflected in the large premiums that banks were paying to borrow money through the turn of the year. That said, most market participants feel the situation in Asia will push the Fed to wait even longer before taking action on U.S. interest rates.
Q. WHAT WAS YOUR STRATEGY?
A. At the end of the first quarter, prices in the market reflected the sentiment that the Fed would continue with a series of interest-rate increases that it appeared to begin in March. I felt that the market was jumping the gun and that the resulting yields offered by longer-term securities were particularly attractive. As a result, I extended the fund's average maturity to the low 70-day range. Moving into the summer, the markets reversed course, with prices and yields indicating that the Fed would hold off making any moves for the foreseeable future. So, I let the fund's maturity slip back to the low 60s. When the economy didn't slow as expected in late summer and early autumn, the market once again changed direction and started to price near-term Fed interest-rate increases back into the market. As a consequence, yields for securities with longer-term maturities became attractive, so I lengthened the maturity so that at the end of the period it stood at 69 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1997, was 5.30%, compared to 5.25% six months ago. For the 12 months that ended November 30, 1997, the fund had a total return of 5.30%, compared to 5.07% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. While it appears that consumption will slow in the fourth quarter, it doesn't appear that growth will slow at all. As we head toward the new year, the Fed may wait until late 1998 to act on interest rates to determine whether or not the slowdown materializes. Also, it likely will wait until the financial situation in Asia settles down. But as we move through 1998, if increasing wage and benefits costs spark inflation, the Fed probably would respond with higher rates - absent of continued turmoil in world financial matters.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable $1
share price by investing in
high-quality, short-term money
market securities of all types
FUND NUMBER: 055
TRADING SYMBOL: FDRXX
START DATE: May 10, 1979
SIZE: as of November 30,
1997, more than $23.4 billion
MANAGER: John Todd, since
April 1997; manager, Spartan
Money Market Fund, since
1989; Fidelity Select Money
Market Portfolio, since 1991;
short-term and money market
investments for the Fidelity
Asset Manager funds, since
1996; joined Fidelity in 1981
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/97           5/31/97            11/30/96

  0 - 30    44                 49                 44

 31 - 90    29                 29                 27

 91 - 180   18                 10                 25

181 - 397   9                  12                 4

WEIGHTED AVERAGE MATURITY
                         11/30/97   5/31/97   11/30/96

FIDELITY CASH RESERVES   69 DAYS    67 DAYS   62 DAYS

ALL  TAXABLE MONEY
MARKET FUNDS AVERAGE*    55 DAYS    52 DAYS   53 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 27.0
Row: 1, Col: 4, Value: 67.0
Bank CDs, BAs,
TDs, and notes 62%
Commercial paper 32%
Government
securities 6%
Other  0%

Bank CDs, BAs,
TDs, and notes 67%
Commercial paper 27%
Government
securities 3%
Other  3%

Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 6.0
Row: 1, Col: 3, Value: 32.0
Row: 1, Col: 4, Value: 62.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1997

Showing Percentage of Total Value of Investment in Securities


CERTIFICATES OF DEPOSIT - 47.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 2.4%
Chase Manhattan Bank (USA)
 2/9/98 5.75% $ 144,000 $ 144,000
CoreStates Bank
 12/10/97 5.63 (a)  20,000  20,000
 3/11/98 5.41 (a)  25,000  24,999
 5/4/98 5.61 (a)  25,000  24,999
 7/31/98 5.65 (a)  35,000  34,998
 8/4/98 5.61 (a)  30,000  30,000
Morgan Guaranty Trust Co., NY
 3/19/98 5.95  118,750  118,737
 3/20/98 6.00  45,000  44,992
 8/6/98 5.90  93,000  92,981
Wachovia Bank, NA
 9/17/98 5.62 (a)  40,000  39,977
  575,683
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.8%
ABN-AMRO Bank
 3/19/98 6.00  25,000  24,999
Bank of Montreal
 1/14/98 5.77  150,000  150,000
  174,999
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.0%
Bank of Nova Scotia
 4/1/98 6.20  117,000  116,978
 7/21/98 5.97  28,000  27,972
 8/31/98 5.97  80,000  79,963
  224,913
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.1%
Banque Nationale de Paris
 4/21/98 5.77  25,000  25,001
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 29.7%
ABN-AMRO Bank
 12/23/97 5.70  100,000  99,997
 1/22/98 5.65  20,000  19,999
 2/2/98 5.65  22,000  22,000
 3/2/98 5.68  125,000  125,000
 3/19/98 5.98  20,000  20,000
 8/14/98 5.90  70,000  70,008
Australia & New Zealand Banking Group
 12/29/97 5.75  25,000  25,000
 3/2/98 5.71  23,000  23,002
Bank of Tokyo - Mitsubishi Ltd.
 1/22/98 5.75  51,000  51,000
 2/2/98 5.75  33,000  32,673
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Banque Nationale de Paris
 12/10/97 5.60% $ 60,000 $ 60,000
 2/3/98 5.65  47,000  47,000
 3/2/98 5.78  240,000  240,000
Barclays Bank, PLC
 1/16/98 5.80  28,000  27,998
 2/17/98 5.75  210,000  210,000
 2/20/98 5.75  100,000  100,000
Bayerische Landesbank Girozentrale
 2/10/98 5.93  60,000  59,965
 7/17/98 5.90  140,000  139,966
Canadian Imperial Bank of Commerce
 12/1/97 5.59  25,000  25,000
 12/22/97 5.58  200,000  200,000
 8/28/98 5.97  145,000  144,938
Credit Agicole Indosuez
 3/27/98 5.70  50,000  49,995
 10/14/98 5.85  100,000  99,967
 10/14/98 5.90  50,000  49,979
 10/19/98 5.97  50,000  49,970
 10/21/98 6.00  65,000  64,972
Credit Suisse First Boston
 1/5/98 5.63  130,000  130,000
Den Danske Bank A/S
 12/2/97 5.57  30,000  30,000
Deutsche Bank, AG
 1/28/98 5.80  30,000  29,999
 4/10/98 6.25  100,000  99,983
 4/15/98 6.30  70,000  69,990
 8/10/98 5.91  145,000  144,943
 8/10/98 5.92  70,000  69,977
 10/26/98 6.00  45,000  44,977
Dresdner Bank, AG
 12/8/97 5.56  90,000  90,000
 3/3/98 5.80  363,000  363,000
Hongkong & Shanghai Banking Corp.
 12/22/97 5.60  127,000  127,000
Landesbank Hessen - Thuringen
 4/1/98 6.25  70,000  69,973
 6/30/98 5.79  80,000  80,028
National Westminster Bank, PLC
 12/15/97 5.64  420,000  420,000
 12/19/97 5.92  30,000  29,999
 1/28/98 5.80  135,000  135,000
 2/12/98 5.75  43,000  43,000
 3/3/98 5.80  140,000  139,990
 8/10/98 6.00  32,000  31,969
 9/25/98 5.88  42,000  41,970
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Norddeutsche Landesbank Girozentrale
 12/8/97 5.56% $ 75,000 $ 75,000
 12/8/97 5.57  50,000  50,000
Rabobank Nederland, N.V.
 2/25/98 5.75  75,000  75,002
 3/16/98 5.75  70,000  70,001
 3/20/98 6.00  115,000  114,990
 3/20/98 6.10  5,000  4,998
 3/24/98 6.05  65,000  64,988
 4/10/98 6.25  65,000  64,989
 4/10/98 6.26  60,000  59,988
Royal Bank of Canada
 3/3/98 5.82  150,000  149,993
 8/7/98 5.90  96,000  95,981
 8/13/98 6.00  50,000  49,982
Royal Bank of Scotland, PLC
 6/15/98 5.85  30,000  30,000
Sanwa Bank, Ltd.
 1/29/98 5.79  105,000  105,002
 2/6/98 5.80  42,000  42,000
Societe Generale, France
 12/1/97 5.57  50,000  50,000
 12/1/97 5.90  30,000  30,000
 2/18/98 5.77  210,000  210,000
 3/18/98 5.75  19,000  19,001
 4/14/98 5.75  125,000  125,000
 4/15/98 5.75  115,000  115,000
Swiss Bank Corp.
 12/1/97 5.58  10,000  10,000
 12/22/97 5.96  135,000  135,000
 12/22/97 5.99  158,000  158,000
 12/30/97 6.04  100,000  100,000
 1/20/98 5.70  190,000  190,000
 2/2/98 5.65  170,000  170,000
 2/11/98 5.75  100,000  100,000
 2/27/98 5.88  45,000  45,000
 8/19/98 5.87  70,000  69,981
 8/28/98 5.97  140,000  139,950
Westdeutsche Landesbank Girozentrale
 12/22/97 5.62  68,000  68,000
  7,038,073
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 13.6%
Abbey National, Treasury Services, PLC
 12/3/97 5.60  70,000  70,000
 12/26/97 5.60  213,000  213,000
 3/4/98 5.87  100,000  100,000
 3/18/98 5.70  215,000  215,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Australia & New Zealand Banking Group
 2/20/98 5.70% $ 21,000 $ 20,999
Banco Bilbao Vizcaya, SA
 1/21/98 5.70  20,000  20,000
Bank of Scotland
 2/9/98 5.70  235,000  235,004
Bank of Scotland Treasury Services
 12/29/97 5.75  60,000  60,000
Banque Bruxelles Lambert, SA
 2/17/98 5.78  10,000  10,000
 2/18/98 5.77  10,000  10,000
Barclays Bank, PLC
 2/17/98 5.75  100,000  100,002
 4/23/98 5.80  170,000  170,000
Bayerische Landesbank Girozentrale
 12/31/97 5.75  35,000  35,000
 1/20/98 5.70  96,000  96,001
 2/20/98 5.76  20,000  20,000
 2/23/98 5.76  55,000  55,000
Bayerische Vereinsbank, AG
 12/2/97 5.57  74,000  74,000
 12/29/97 5.75  100,000  100,000
 1/26/98 5.70  74,000  73,999
 2/6/98 5.75  25,000  24,996
 3/16/98 5.72  79,000  79,007
Commerzbank, Germany
 2/17/98 5.75  19,000  19,002
Credit Agicole Indosuez
 12/1/97 5.57  56,000  56,000
 2/9/98 5.66  95,000  94,994
Deutsche Bank, AG
 12/10/97 5.56  360,000  360,000
Dresdner Bank, AG
 2/19/98 5.75  51,000  51,002
Kredietbank, NV
 12/2/97 5.57  150,000  150,000
 12/8/97 5.55  45,000  45,000
Norddeutsche Landesbank Girozentrale
 1/29/98 5.64  50,000  50,000
 3/16/98 5.73  36,000  36,002
Rabobank Nederland, COOP Central
 2/23/98 5.76  25,000  25,000
 2/25/98 5.76  10,000  10,000
Sanwa Bank, Ltd. Japan
 1/30/98 5.75  62,000  62,001
Toronto-Dominion Bank
 2/17/98 5.75  95,000  95,000
 3/3/98 5.87  130,000  130,000
 4/9/98 5.75  45,000  44,990
 10/14/98 5.93  70,000  70,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Westdeutsche Landesbank
 2/2/98 5.65% $ 100,000 $ 99,999
 2/10/98 5.75  41,000  40,993
  3,221,991
TOTAL CERTIFICATES OF DEPOSIT  $ 11,260,660
COMMERCIAL PAPER - 27.2%
ABN-AMRO North America, Inc.
 7/2/98 5.84  70,000  67,681
 7/13/98 5.84  50,000  48,258
AC Acquisition Holding Co.
 12/15/97 5.60  32,750  32,680
A.H. Robins Company, Inc.
 2/11/98 5.76  35,463  35,060
Abbey National, North America
 3/11/98 5.72  100,000  98,456
American Express Credit Corp.
 12/15/97 5.59  200,000  199,571
Asset Securitization Coop. Corp.
 12/8/97 5.59  60,000  59,935
 12/11/97 5.60  98,000  97,850
 1/21/98 5.70  30,000  29,761
 2/17/98 5.77  100,000  98,767
Associates Corp. of North America
 2/10/98 5.77  30,000  29,663
 2/12/98 5.77  25,000  24,712
 2/24/98 5.78  60,000  59,193
BBL North America, Inc.
 12/24/97 5.75  45,000  44,839
 2/25/98 5.80  145,000  143,020
BMW US Capital Corp.
 12/1/97 5.57  16,000  16,000
 12/8/97 5.60  50,000  49,946
 12/10/97 5.61  40,000  39,944
 12/16/97 5.60  24,000  23,945
 12/22/97 5.61  30,000  29,903
Bank of Nova Scotia
 12/15/97 5.60  68,000  67,854
Bear Stearns Cos., Inc.
 1/21/98 5.72  44,000  43,653
 2/23/98 5.80  30,000  29,600
Bradford & Bingley Building Society
 3/16/98 5.72  30,000  29,514
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CIT Group Holdings, Inc.
 12/1/97 5.59% $ 60,000 $ 60,000
Chase Manhattan Corp.
 12/1/97 5.85  110,000  110,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 12/1/97 5.70  20,000  20,000
 1/26/98 5.81  10,000  9,911
 1/27/98 5.81  20,000  19,818
Commonwealth Bank of Australia
 3/16/98 5.70  45,000  44,273
CoreStates Capital Corp.
 12/2/97 5.59 (a)  26,000  26,000
Den Danske Corp., Inc.
 12/16/97 5.59  100,000  99,770
Dresdner Bank, AG
 12/2/97 5.71  109,415  109,398
Eiger Capital Corp.
 12/8/97 5.60  10,000  9,989
 12/10/97 5.60  50,000  49,930
 12/18/97 5.59  36,000  35,905
Enterprise Funding Corp.
 12/3/97 5.60  25,000  24,992
 12/4/97 5.57  15,000  14,993
 1/26/98 5.81  20,000  19,821
Fina Oil and Chemical Company
 12/1/97 5.63  20,000  20,000
 12/2/97 5.66  10,000  9,998
 12/10/97 5.67  10,000  9,986
 12/15/97 5.67  10,000  9,978
Ford Credit Europe, PLC
 2/10/98 5.78  20,000  19,775
Ford Motor Credit Corp.
 12/19/97 5.58  50,000  49,862
General Electric Capital Corp.
 12/1/97 5.70  110,000  110,000
 12/1/97 5.85  110,000  110,000
 12/2/97 5.58  200,000  199,969
 1/22/98 6.12  90,000  89,240
 1/28/98 5.95  110,000  108,986
 2/9/98 5.66  72,000  71,223
 2/10/98 5.77  160,000  158,204
 2/25/98 5.78  125,000  123,298
 3/30/98 5.71  110,000  107,982
 4/6/98 5.79  150,000  147,060
General Electric Co.
 12/8/97 5.57  45,000  44,952
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
General Motors Acceptance Corp.
 12/1/97 5.62% $ 170,000 $ 170,000
 12/9/97 5.68  25,000  24,969
 2/11/98 5.85  375,000  370,673
 3/9/98 5.76  145,000  142,794
 3/9/98 5.84  200,000  196,880
General Motors Corp.
 12/22/97 5.62  45,000  44,853
Generale de Banque, SA
 3/3/98 5.72  36,000  35,488
Goldman Sachs Group, L.P. (The)
 1/23/98 6.09  40,000  39,657
 1/26/98 6.10  105,000  104,048
Household Finance Corp.
 12/1/97 5.58  35,000  35,000
 2/10/98 5.78  30,000  29,663
 2/11/98 5.78  35,000  34,601
International Lease Finance Corp.
 12/1/97 5.70  115,000  115,000
Lloyds Bank, PLC
 3/3/98 5.71  111,830  110,244
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
 12/1/97 5.56  10,000  10,000
 12/16/97 5.56  7,996  7,977
Merrill Lynch & Co., Inc.
 2/10/98 5.78  30,000  29,663
 3/16/98 5.73  72,000  70,830
Morgan Stanley, Dean Witter, Discover & Co.
 12/23/97 5.64 (a)  160,000  160,000
 2/19/98 5.78  90,000  88,860
New Center Asset Trust
 2/10/98 5.80  20,000  19,774
 2/17/98 5.78  90,000  88,889
 2/17/98 5.80  85,000  83,947
Norfolk Southern Corp.
 12/1/97 5.75  13,000  13,000
 12/3/97 5.77  15,000  14,995
 12/15/97 5.80  12,000  11,973
 12/16/97 5.74  15,000  14,964
 12/17/97 5.77  28,000  27,929
 12/22/97 5.78  30,000  29,899
PHH Corp.
 12/2/97 5.58  15,000  14,998
Preferred Receivables Funding Corp.
 12/1/97 5.62  15,775  15,775
 12/10/97 5.61  53,000  52,926
 12/12/97 5.60  30,000  29,949
 12/15/97 5.63  32,425  32,354
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Preferred Receivables Funding Corp. - continued
 12/17/97 5.62% $ 10,000 $ 9,975
 1/20/98 5.81  40,000  39,681
 1/28/98 5.81  10,000  9,907
Rabobank USA Financial Corp.
 4/2/98 5.70  64,000  62,798
ScotiaBank, Inc.
 2/11/98 5.75  100,000  98,866
Sears, Roebuck Acceptance Corp.
 12/2/97 5.60  50,000  49,992
 12/3/97 5.60  15,000  14,995
 1/26/98 5.67  45,000  44,609
Society Generale, France
 12/10/97 5.57  15,000  14,979
Textron, Inc.
 12/18/97 5.75  9,000  8,976
 12/23/97 5.78  12,000  11,958
 12/29/97 5.78  35,000  34,843
Toronto-Dominion Holdings USA, Inc.
 12/23/97 5.75  55,000  54,812
Transamerica Finance Corp.
 12/1/97 5.58  25,000  25,000
Triple A One Funding Corp.
 12/16/97 5.65  10,000  9,977
 12/16/97 5.68  25,000  24,941
US Bank of N.C.
 12/18/97 5.57  118,000  117,691
 12/22/97 5.55  22,000  21,929
 12/22/97 5.57  23,000  22,927
Westpac Capital Corp.
 12/1/97 5.87  35,000  35,000
TOTAL COMMERCIAL PAPER   6,431,546
FEDERAL AGENCIES (A) - 2.9%
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 0.4%
 12/4/97 5.62  85,000  84,999
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 2.5%
 12/1/97 5.62  125,000  125,201
 12/9/97 5.56   280,000  279,995
 12/13/97 5.62   200,000  199,949
  605,145
TOTAL FEDERAL AGENCIES   690,144
BANK NOTES - 5.9%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Bank of New York, NA
 3/3/98 5.85% $ 40,000 $ 39,995
Bank One
 12/2/97 5.65  170,000  169,938
Comerica Bank
 12/17/97 5.65 (a)  53,000  52,977
 3/27/98 6.20  95,000  94,942
First Bank NA - Minnesota
 12/17/97 5.62 (a)  20,000  19,990
 6/17/98 5.65 (a)  40,000  39,988
Key Bank, NA
 12/1/97 5.67 (a)  53,000  52,973
 12/1/97 5.71 (a)  50,000  49,995
 12/12/97 5.62 (a)  70,000  69,978
 12/24/97 5.64 (a)  84,000  83,963
 12/29/97 5.64 (a)  92,000  91,954
Morgan Stanley Group, Inc.
 8/31/98 5.85  72,000  72,025
 8/31/98 5.97  112,000  111,968
National City Bank
 12/2/97 5.61 (a)  65,000  64,971
NBD Bank, NA
 3/2/98 5.82  60,000  59,996
Northern Trust
 12/1/97 5.59 (a)  65,000  64,974
PNC Bank, NA
 12/1/97 5.69 (a)  30,000  29,984
 12/11/97 5.63 (a)  85,000  84,999
 12/29/97 5.65 (a)  66,000  65,981
 9/25/98 5.64 (a)  18,000  18,010
Southtrust Bank - Alabama
 12/11/97 5.62 (a)  32,000  31,986
USBank
 12/17/97 5.64 (a)  32,000  31,982
TOTAL BANK NOTES   1,403,569
MASTER NOTES (A) - 3.1%
Goldman Sachs Group, L.P. (The) (c)
 12/16/97 5.72  210,000  210,000
 2/7/98  5.75  43,000  43,000
J.P. Morgan Securities
 12/1/97 5.88  314,000  314,000
Norwest Corp.
 12/1/97 5.97  130,000  130,000
Suntrust Bank, Inc.
 12/1/97 5.92  40,000  40,000
TOTAL MASTER NOTES   737,000
MEDIUM-TERM NOTES (A) - 4.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Bank of Scotland Treasury Services
 2/9/98 5.75% $ 250,000 $ 250,000
Beneficial Corp.
 12/25/97 5.77  50,000  49,977
 1/11/98 5.67  43,000  42,991
Commonwealth Life Insurance Co. (c)
 12/31/97 5.86  50,000  50,000
General Motors Acceptance Corp.
 12/1/97 5.74  40,000  39,998
 1/20/98 5.75  50,000  50,007
 2/1/98 5.75  100,000  100,000
Merrill Lynch & Co., Inc.
 5/4/98 5.63  42,000  41,997
 10/5/98 5.70  97,000  96,992
Norwest Corp.
 1/22/98 5.83  118,000  118,000
Pacific Mutual Life Insurance Co. (b)
 12/9/97 5.76  90,000  90,000
Transamerica Life Insurance and Annuity Co.
 12/1/97 (c) 5.67  20,000  20,000
 12/16/97 5.75  65,000  65,000
TOTAL MEDIUM-TERM NOTES   1,014,962
SHORT-TERM NOTES (A) - 4.4%
Capital One Funding Corp. (1996-D)
 12/5/97 5.75  23,657  23,657
Capital One Funding Corp. (1996-F)
 12/5/97 5.75  40,370  40,370
Capital One Funding Corp. (1996-G)
 12/5/97 5.75  4,023  4,023
Capital One Funding Corp. (1996-H)
 12/5/97 5.83  18,995  18,995
Capital One Funding Corp. (1997-E)
 12/5/97 5.83  20,700  20,700
Capital One Funding Corp. (1997-F)
 12/5/97 5.75  21,000  21,000
Liquid Asset Backed Securities Trust (1996-1) (b)
 10/15/98 5.67  91,000  91,000
Liquid Asset Backed Securities Trust (1996-2) (b)
 12/1/97 5.67  134,000  134,000
Liquid Asset Backed Securities Trust (1997-5) (b)
 12/17/97 5.67  211,000  211,000
SMM Trust (1996-P) (b)
 12/16/97 5.72  130,000  130,000
SMM Trust (1997-I) (b)
 12/29/97 5.69  75,000  75,000
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
SMM Trust (1997-V) (b)
 12/26/97 5.69% $ 141,000 $ 141,000
SMM Trust (1997-W) (b)
 12/16/97 5.69  125,000  125,000
TOTAL SHORT-TERM NOTES   1,035,745
TIME DEPOSITS - 1.9%
Barclays Bank, PLC
 12/1/97 5.63  454,000  454,000
Chase Manhattan Bank
 1/20/98 5.77  5,846  5,801
TOTAL TIME DEPOSITS   459,801
REPURCHASE AGREEMENTS - 2.7%
  MATURITY AMOUNT
  (000S)
In a joint trading account
  (U.S. Government Obligations)
     dated 11/20/97 due 12/1/97
      At 5.58%   $ 250,427  250,000
     dated 11/26/97 due 12/1/97
      At 5.68%    280,221  280,000
     dated 11/28/97 due 12/1/97
      At 5.74%    96,391  96,345
TOTAL REPURCHASE AGREEMENTS   626,345
TOTAL INVESTMENTS - 100%  $ 23,659,772
Total Cost for Income Tax Purposes   $  23,659,772
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to approximately $997,000,000 or 4.2% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000)
Commonwealth
Life Insurance Co.
5.86%, 12/31/97  9/24/97  $50,000
Goldman Sachs
Group, L.P. (The)
5.72%, 12/16/97  6/11/97  $210,000
Goldman Sachs
Group, L.P. (The)
5.75%, 2/7/98  8/5/97  $43,000
Transamerica Life
Insurance and
Annuity Co.
5.67%, 12/1/97  5/7/97  $20,000
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $2,262,000 of which $468,000, $1,634,000, and $160,000 will expire on November 30, 2001, 2002 and 2004 respectively.
A total of 0.43% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                       $ 23,659,772
AGREEMENTS OF $626,345) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                 229,470

INTEREST RECEIVABLE                                                             219,785

 TOTAL ASSETS                                                                   24,109,027

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                           $ 1,027

PAYABLE FOR INVESTMENTS PURCHASED                                    592,466

SHARE TRANSACTIONS IN PROCESS                                        5,920

DISTRIBUTIONS PAYABLE                                                1,232

ACCRUED MANAGEMENT FEE                                               4,083

OTHER PAYABLES AND ACCRUED EXPENSES                                  6,577

 TOTAL LIABILITIES                                                              611,305

NET ASSETS                                                                     $ 23,497,722

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 23,499,984

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (2,262)

NET ASSETS, FOR 23,498,755 SHARES OUTSTANDING                                  $ 23,497,722

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                        $1.00
SHARE ($23,497,722 (DIVIDED BY) 23,498,755 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                    $ 1,279,356

EXPENSES

MANAGEMENT FEE                                          $ 47,443

TRANSFER AGENT FEES                                      59,504

ACCOUNTING FEES AND EXPENSES                             806

NON-INTERESTED TRUSTEES' COMPENSATION                    140

CUSTODIAN FEES AND EXPENSES                              372

REGISTRATION FEES                                        511

AUDIT                                                    71

LEGAL                                                    113

MISCELLANEOUS                                            5

 TOTAL EXPENSES BEFORE REDUCTIONS                        108,965

 EXPENSE REDUCTIONS                                      (299)      108,666

NET INTEREST INCOME                                                 1,170,690

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             42

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 1,170,732

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED      YEAR ENDED
                                                           NOVEMBER 30,    NOVEMBER 30,
                                                           1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 1,170,690     $ 975,537
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   42              (160)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,170,732       975,377
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (1,170,690)     (975,537)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    47,096,513      36,638,550
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     1,134,911       948,155

 COST OF SHARES REDEEMED                                    (45,974,342)    (34,777,730)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           2,257,082       2,808,975
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,257,124       2,808,815

NET ASSETS

 BEGINNING OF PERIOD                                        21,240,598      18,431,783

 END OF PERIOD                                             $ 23,497,722    $ 21,240,598


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
OF PERIOD

INCOME FROM INVESTMENT              .052       .051       .055       .037       .029
OPERATIONS
NET INTEREST INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.052)     (.051)     (.055)     (.037)     (.029)

NET ASSET VALUE, END OF PERIOD     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A                      5.30%      5.18%      5.67%      3.74%      2.97%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 23,498   $ 21,241   $ 18,432   $ 14,529   $ 10,314
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .49%       .51%       .55%       .52%       .48%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE        .48% B     .51%       .55%       .52%       .48%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST INCOME TO     5.22%      5.06%      5.50%      3.76%      2.92%
AVERAGE NET ASSETS


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $322,978,000 or 1.4% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annual rate of .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .27% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $299,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Fidelity Phillips Street Trust: Fidelity Cash Reserves, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Phillips Street Trust: Fidelity Cash Reserves as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
        COOPERS & LYBRAND LLP.
Boston, Massachusetts
January 5, 1998
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
  Money Market Fund
Spartan U.S. Treasury
  Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemption 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY

(REGISTERED TRADEMARK)


U.S. GOVERNMENT RESERVES

ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.


PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS
                              AND ONE YEAR.

INVESTMENTS              9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS     12   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    16   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    21   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            22


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

FIDELITY U.S. GOVERNMENT RESERVES             5.26%    24.24%   70.67%

GOVERNMENT MONEY MARKET FUNDS AVERAGE         5.01%    23.37%   68.98%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 422 money market funds.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

FIDELITY U.S. GOVERNMENT RESERVES             5.26%    4.44%    5.49%

GOVERNMENT MONEY MARKET FUNDS AVERAGE         5.01%    4.29%    5.38%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                       12/2/97   9/2/97   6/3/97    2/25/97   12/3/96



FIDELITY U.S.          5.30%     5.26%    5.22%     4.95%     4.98%
GOVERNMENT RESERVES



GOVERNMENT MONEY       4.89%     4.87%    4.93%     4.62%     4.73%
MARKET FUNDS AVERAGE



                       12/3/97   9/3/97   5/28/97   2/26/97   12/4/96



MMDA                   2.62%     2.67%    2.66%     2.63%     2.63%


Row: 1, Col: 1, Value: 5.3
Row: 1, Col: 2, Value: 4.89
Row: 1, Col: 3, Value: 2.62
Row: 2, Col: 1, Value: 5.26
Row: 2, Col: 2, Value: 4.87
Row: 2, Col: 3, Value: 2.67
Row: 3, Col: 1, Value: 5.22
Row: 3, Col: 2, Value: 4.930000000000001
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 4.95
Row: 4, Col: 2, Value: 4.619999999999999
Row: 4, Col: 3, Value: 2.63
Row: 5, Col: 1, Value: 4.98
Row: 5, Col: 2, Value: 4.73
Row: 5, Col: 3, Value: 2.63
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity
U.S. Government
Reserves
Government
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses. This
is in contrast to banks, which
set their MMDA rates
periodically based on current
interest rates, competitors' rates,
and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR?
A. The economy expanded rapidly in the fourth quarter of 1996 and the first quarter of 1997. In an effort to head off the risk of future inflation, the Federal Reserve Board raised the rates banks charge each other for overnight loans - known as the fed funds rate - from 5.25% to 5.50% at the end of March. As we entered the summer, short-term interest rates rose as most in the market expected the Fed to continue raising rates. However, the Fed held off because inflation was well-contained and it expected economic activity to slow. Contrary to the Fed's forecast, the economy continued on a solid pace in the third quarter, with real GDP - gross domestic product adjusted for inflation - growing at a 3.5% annual rate. Over each of the past four quarters, real GDP has grown at about a 4% annual rate, clearly above estimates of the economy's non-inflationary potential. Despite subdued inflation currently, many feel that growth at this rate will result in a rise in inflation at some point. Nonetheless, the Fed has been patient, and appears to be willing to tolerate strong growth until clear signs of rising inflation emerge.
Q. WERE THERE OTHER FACTORS THAT DROVE THE MARKET FOR SHORT-TERM U.S. GOVERNMENT SECURITIES?
A. Yes, there were some developments in the U.S. Treasury market that tended to affect government money market securities, because there is a correlation between how the two markets behave. As the budget deficit has declined, so have the financing needs of the U.S. Treasury. As a result of reduced issuance and a large pay-down of Treasury debt in the second quarter, the supply of Treasuries has fallen. Combined with strong demand from both foreign and domestic investors during the period, this situation pushed yields on Treasuries - and associated government money market securities - lower. In addition, concerns about the economic difficulties in Asia dominated U.S. markets toward the end of the period.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
A. I've used a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in overnight to three-month securities on the one hand and on issues with maturities of one year on the other. I've been purchasing longer-term securities at moments of market weakness when the short-term yield curve steepens and longer investments present attractive values. The very short-term securities help to balance the portfolio and serve a defensive purpose that will help the fund if the Fed raises rates again. Overall, the fund's average maturity tended to be longer than the average of its peers.
Q. HOW DID THE FUND PERFORM OVER THE 12-MONTH PERIOD?
A. On November, 30, 1997, the fund's seven-day yield was 5.29%, compared to 5.21% six months ago. The fund's total return for the 12 months was 5.26%, compared to the 5.01% total return for the government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Although broad measures of inflation are well-controlled, the economy is strong and wage pressures appear to be building. Fed Chairman Alan Greenspan is concerned that increased costs due to continued tightness in the labor market eventually will be passed on to the consumer. If the economy continues to expand rapidly and pushes the unemployment rate lower, then higher inflation is likely to materialize and further Fed rate increases are probably in the offing. One factor that may keep the Fed on the sidelines a bit longer than anticipated is the recent market turmoil in Southeast Asia and its influence on domestic markets. In addition, a slowdown in Southeast Asia may dampen U.S. economic growth and moderate inflation pressures. However, while the turmoil in global financial markets will affect the timing of future Fed interest-rate changes, it is unlikely to alter the Fed's ultimate policy decisions, which are driven by domestic economic considerations.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable $1
share price by investing in
high-quality, short-term money
market securities of all types
FUND NUMBER: 055
TRADING SYMBOL: FDRXX
START DATE: May 10, 1979
SIZE: as of November 30,
1997, more than $23.4 billion
MANAGER: John Todd, since
April 1997; manager, Spartan
Money Market Fund, since
1989; Fidelity Select Money
Market Portfolio, since 1991;
short-term and money market
investments for the Fidelity
Asset Manager funds, since
1996; joined Fidelity in 1981
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/97           5/31/97            11/30/96

  0 - 30    58                 67                 65

 31 - 90    12                 15                 20

 91 - 180   18                 5                  10

181 - 397   12                 13                 5

WEIGHTED AVERAGE MATURITY
                                    11/30/97   5/31/97   11/30/96

FIDELITY U.S. GOVERNMENT RESERVES   64 DAYS    61 DAYS   40 DAYS

GOVERNMENT MONEY MARKET
FUNDS AVERAGE *                     46 DAYS    47 DAYS   48 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 53.0
Federal agency
issues 53%
U.S. Treasury
obligations 3%
Repurchase
agreements 44%

Federal agency
issues 53%
U.S. Treasury
obligations 0%
Repurchase
agreements 47%

Row: 1, Col: 1, Value: 44.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 53.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1997

Showing Percentage of Total Value of Investment in Securities


FEDERAL AGENCIES - 53.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 3.2%
 4/1/98 6.01% $ 14,000 $ 13,991
 4/1/98 6.05  14,000  13,989
 9/2/98 5.76  13,000  12,987
  40,967
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 12.0%
 12/2/97 5.52 (a)  18,000  17,990
 12/30/97 5.60  12,000  12,067
 3/18/98 5.88  35,000  35,000
 3/19/98 5.59 (a)  25,000  24,995
 6/11/98 5.88  3,500  3,499
 6/12/98 5.81  7,000  6,997
 9/18/98 5.76  20,000  19,995
 9/24/98 5.71  9,000  8,993
 10/23/98 5.70  12,000  11,992
 10/23/98 5.73  12,000  11,989
  153,517
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 2.2%
 12/31/97 5.59  8,000  7,964
 2/18/98 5.61  7,000  6,915
 6/9/98 5.89  14,000  13,999
  28,878
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 3.6%
 3/17/98 5.79  12,000  11,995
 4/8/98 6.04  12,000  11,989
 4/29/98 6.02  9,550  9,515
 6/22/98 5.66 (a)  12,000  11,994
  45,493
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 1.6%
 2/12/98 5.58  7,000  6,922
 2/17/98 5.60  14,000  13,833
  20,755
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 20.9%
 12/1/97 5.62 (a)  33,000  33,053
 12/3/97 5.77 (a)  10,000  10,000
 12/9/97 5.56 (a)   23,000  23,000
 12/10/97 5.60  15,000  15,013
 12/13/97 5.62 (a)   10,000  9,997
 12/15/97 5.56 (a)  45,000  44,975
 3/17/98 5.60  18,000  18,060
 3/18/98 5.91  11,000  10,991
 4/15/98 6.06  14,000  13,994
 4/17/98 6.11  13,000  12,991
 5/21/98 5.96  14,000  13,990
 6/26/98 5.46  14,000  14,479
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - CONTINUED
 8/14/98 5.71% $ 13,000 $ 12,986
 8/14/98 5.80  10,000  9,984
 9/9/98 5.77  6,000  5,990
 9/9/98 5.79  5,000  4,994
 11/20/98 5.73  13,000  12,982
  267,479
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 9.5%
 1/21/98 5.58  13,645  13,539
 1/28/98 5.58  7,000  6,938
 2/13/98 5.58  27,000  26,695
 2/18/98 5.59  7,000  6,915
 3/5/98 5.56  40,000  39,434
 3/30/98 5.58  13,000  12,767
 4/2/98 5.58  16,000  15,706
  121,994
TOTAL FEDERAL AGENCIES   679,083
MEDIUM-TERM NOTES (A)(B) - 0.1%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.)
 12/15/97 5.81  1,399  1,399
REPURCHASE AGREEMENTS - 46.9%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (Notes 2 and 3):
  (U.S. Government Obligations):
    dated 11/20/97 due 12/1/97
     At 5.58% $ 55,094  55,000
    dated 11/24/97 due 12/1/97
     At 5.59%  26,028  26,000
    dated 11/26/97 due 12/1/97
     At 5.68%  106,084  106,000
    dated 11/28/97 due 12/1/97
     At 5.74%  290,572  290,433
    dated 11/21/97 due 12/2/97
     At 5.58%  13,022  13,000
    dated 11/25/97 due 12/2/97
     At 5.65%  50,055  50,000
    dated 11/20/97 due 12/29/97
     At 5.59%  39,236  39,000
    dated 10/22/97 due 1/20/98
     At 5.66%  7,099  7,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
 (Notes 2 and 3): - continued
  (U.S. Treasury Obligations)
    dated 11/28/97 due 12/1/97
     At 5.71% $ 14,007 $ 14,000
TOTAL REPURCHASE AGREEMENTS   600,433
TOTAL INVESTMENTS - 100%  $ 1,280,915
Total Cost For Income Tax Purposes  $ 1,280,915
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Export-Import  Bank,
  U.S. (as guarantor for
  K.A. Leasing, Ltd.) 7/29/94 $ 1,399
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $61,000 all of which will expire on November 30, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING                              $ 1,280,915
REPURCHASE AGREEMENTS OF $600,433) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                        1,817

INTEREST RECEIVABLE                                                         8,123

 TOTAL ASSETS                                                               1,290,855

LIABILITIES

DISTRIBUTIONS PAYABLE                                               $ 37

ACCRUED MANAGEMENT FEE                                               223

OTHER PAYABLES AND ACCRUED EXPENSES                                  349

 TOTAL LIABILITIES                                                          609

NET ASSETS                                                                 $ 1,290,246

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 1,290,307

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (61)

NET ASSETS, FOR 1,290,683 SHARES OUTSTANDING                               $ 1,290,246

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $1.00
SHARE ($1,290,246 (DIVIDED BY) 1,290,683 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                   $ 68,322

EXPENSES

MANAGEMENT FEE                                          $ 2,517

TRANSFER AGENT FEES                                      3,047

ACCOUNTING FEES AND EXPENSES                             142

NON-INTERESTED TRUSTEES' COMPENSATION                    9

CUSTODIAN FEES AND EXPENSES                              14

REGISTRATION FEES                                        129

AUDIT                                                    37

LEGAL                                                    6

 TOTAL EXPENSES BEFORE REDUCTIONS                        5,901

 EXPENSE REDUCTIONS                                      (77)      5,824

NET INTEREST INCOME                                                62,498

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            24

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 62,522

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED      YEAR ENDED
                                                           NOVEMBER 30,    NOVEMBER 30,
                                                           1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 62,498        $ 59,722
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   24              12

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            62,522          59,734
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (62,498)        (59,722)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    1,599,242       1,718,909
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     59,780          56,628

 COST OF SHARES REDEEMED                                    (1,611,507)     (1,720,835)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           47,515          54,702
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   47,539          54,714

NET ASSETS

 BEGINNING OF PERIOD                                        1,242,707       1,187,993

 END OF PERIOD                                             $ 1,290,246     $ 1,242,707


FINANCIAL HIGHLIGHTS
      YEARS ENDED                  TWO MONTHS     YEARS ENDED
      NOVEMBER 30,                 ENDED          SEPTEMBER 30,
                                   NOVEMBER 30,

      1997           1996   1995   1994           1994            1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000   $ 1.000   $ 1.000   $ 1.000     $ 1.000   $ 1.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT          .051      .050      .055      .008        .033      .025
OPERATIONS
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST              (.051)    (.050)    (.055)    (.008)      (.033)    (.025)
 INCOME

NET ASSET VALUE,               $ 1.000   $ 1.000   $ 1.000   $ 1.000     $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B                  5.26%     5.12%     5.60%     .78%        3.32%     2.57%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF             $ 1,290   $ 1,243   $ 1,188   $ 1,130     $ 1,060   $ 1,043
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO            .48%      .51%      .55%      .36% A,     .51%      .73%
AVERAGE NET ASSETS                                           C

RATIO OF EXPENSES TO            .48%      .50%      .55%      .36% A      .51%      .73%
AVERAGE NET ASSETS                       D
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST           5.13%     5.02%     5.43%     4.77% A     3.27%     2.57%
INCOME TO AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




5. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
6. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,399,000 or 0.1% of net assets.
7. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were: $55,094,000 at 5.58%, $26,028,000 at 5.59%, $106,084,000 at 5.68%, $290,572,000 at 5.74%,
$13,022,000 at 5.58%, $50,055,000 at 5.65%, $39,236,000 at 5.59%,
$7,099,000 at 5.66%, and $14,007,000 at 5.71%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED NOVEMBER 20, 1997, DUE DECEMBER 1, 1997 AT 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $525,000,000
Aggregate maturity amount of agreements $525,895,125
Aggregate market value of transferred assets $541,754,918
Coupon rates of transferred assets 0% to 11%
Maturity dates of transferred assets 9/1/00 to 11/1/36
DATED NOVEMBER 24, 1997, DUE DECEMBER 1, 1997 AT 5.59%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,108,694
Aggregate market value of transferred assets $103,130,491
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 7/1/19 to 8/1/34
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED NOVEMBER 26, 1997, DUE DECEMBER 1, 1997 AT 5.68%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $1,500,000,000
Aggregate maturity amount of agreements $1,501,183,333
Aggregate market value of transferred assets $1,565,602,827
Coupon rates of transferred assets 0% to 11.50%
Maturity dates of transferred assets 2/1/99 to 4/1/37
DATED NOVEMBER 28, 1997, DUE DECEMBER 1, 1997 AT 5.74%
Number of dealers or banks 8
Maximum amount with one dealer or bank 18%
Aggregate principal amount of agreements $1,664,837,000
Aggregate maturity amount of agreements $1,665,633,663
Aggregate market value of transferred assets $1,716,859,518
Coupon rates of transferred assets 0% to 14.50%
Maturity dates of transferred assets 12/8/97 to 7/15/45
DATED NOVEMBER 21, 1997, DUE DECEMBER 2, 1997 AT 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,170,500
Aggregate market value of transferred assets $103,229,275
Coupon rates of transferred assets 0% to 12.50%
Maturity dates of transferred assets 12/1/98 to 8/1/34
DATED NOVEMBER 25, 1997, DUE DECEMBER 2, 1997 AT 5.65%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $375,000,000
Aggregate maturity amount of agreements $375,411,979
Aggregate market value of transferred assets $386,618,127
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 2/1/17 to 2/1/37
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED NOVEMBER 20, 1997, DUE DECEMBER 29, 1997 AT 5.59%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $150,908,375
Aggregate market value of transferred assets $154,888,187
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 7/1/09 to 1/1/31
DATED OCTOBER 22, 1997, DUE JANUARY 20, 1998 AT 5.66%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $55,000,000
Aggregate maturity amount of agreements $55,778,250
Aggregate market value of transferred assets $56,574,001
Coupon rates of transferred assets 5.89% to 12%
Maturity dates of transferred assets 8/15/13 to 4/1/34
DATED NOVEMBER 28, 1997, DUE DECEMBER 1, 1997 AT 5.71%
Number of dealers or banks 9
Maximum amount with one dealer or bank 27.5%
Aggregate principal amount of agreements $5,453,673,000
Aggregate maturity amount of agreements $5,456,267,973
Aggregate market value of transferred assets $5,565,932,250
Coupon rates of transferred assets 0% to 13.25%
Maturity dates of transferred assets 12/31/97 to 11/15/27
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two componets, a group fee rate plus a fixed individual fund fee rate, applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
resulted in the same or a lower management fee. The individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is
 .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annual rate of .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .25% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
9. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $77,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U.S. Government Reserves:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Government Reserves (a fund of Fidelity Phillips Street Trust) at November 30, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Government Reserve's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
       Price Waterhouse LLP
Boston, Massachusetts
January 6, 1998
DISTRIBUTIONS


A total of 17.7% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
(REGISTERED TRADEMARK)
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE